Leases - Summary of Depreciation Charge of Right of Use Assets (Detail) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Quantitative Information About Depreciation Charge Of Right Of Use Assets [Line Items]
Depreciation charge of right-of-use assets		¥ 209,151	¥ 283,645	¥ 427,358
Interest expense (included in finance costs)		12,194	15,800	27,934
Right-of-use assets [member]
Disclosure Of Quantitative Information About Depreciation Charge Of Right Of Use Assets [Line Items]
Depreciation charge of right-of-use assets		209,151	283,645	427,358
Interest expense (included in finance costs)		12,194	15,800	27,934
Expense relating to short-term leases (included in operation and servicing expenses; general and administrative expenses; technology and analytics expenses; and sales and marketing expenses)	[1]	58,568	59,897	47,873
Expense relating to leases of low-value assets (included in operation and servicing expenses; general and administrative expenses; technology and analytics expenses; and sales and marketing expenses)	[1]	¥ 5,877	¥ 5,770	¥ 14,527

[1]	Expense relating to short-term leases and leases of low-value assets included expenses change in operation and servicing expenses, general and administrative expenses, technology and analytics expenses, and sales and marketing expenses.